Flight equipment held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 296,696	$ 292,808
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	297,000	293,000
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 3,000	$ 67,000